Regulatory Requirements (Details) - Schedule of the minimum regulatory capital required and the actual amounts of capital maintained	Dec. 31, 2021 USD ($)
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 7,356,074
Capital Levels Maintained	23,517,168
Excess Net Capital	$ 16,161,094
Percent of requirement Maintained	320.00%
Lion International Securities Group Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 384,736
Capital Levels Maintained	1,231,361
Excess Net Capital	$ 846,625
Percent of requirement Maintained	320.00%
Lion Futures Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 384,736
Capital Levels Maintained	1,241,548
Excess Net Capital	$ 856,812
Percent of requirement Maintained	323.00%
Lion Asset Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 12,825
Capital Levels Maintained	53,199
Excess Net Capital	$ 40,374
Percent of requirement Maintained	415.00%
BC Wealth Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 12,825
Capital Levels Maintained	285,086
Excess Net Capital	$ 272,261
Percent of requirement Maintained	2223.00%
Lion International Financial (Singapore) Pte. Ltd. [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 739,694
Capital Levels Maintained	1,073,516
Excess Net Capital	$ 333,822
Percent of requirement Maintained	145.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 5,821,258	[1]
Capital Levels Maintained	19,632,458	[1]
Excess Net Capital	$ 13,811,200	[1]
Percent of requirement Maintained	337.00%	[1]

[1]	On February 18, 2022, Lion Broker Limited (“LBL”) received an administrative fine notice in the amount of CI $261,991 (approximately USD $314,000) for LBL’s failure to comply with the legislative requirements in 2019. At December 31, 2021, the amount was included in the line item “accrued expenses and other payables” in the consolidated balance sheets.